Average Annual Total Returns		12 Months Ended	24 Months Ended
		Oct. 31, 2024	Oct. 31, 2024
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.20%	13.27%
AllianzIM U.S. Large Cap Buffer10 Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.20%	13.27%
AllianzIM U.S. Large Cap Buffer10 Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.22%	10.28%
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.04%	10.43%
AllianzIM U.S. Large Cap Buffer20 Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.04%	10.43%
AllianzIM U.S. Large Cap Buffer20 Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	8.05%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.31%	21.28%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.31%	21.28%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.